Investments (Concentrations of Credit Risk - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Concentration Risk, Percentage	10.00%
Government and agency fixed maturity securities	$ 0	$ 0